Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Abstract]
Amount outstanding	$ 88,990	$ 122,700
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Available borrowing capacity	938,600
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	88,990	122,700	$ 244,686
Maximum amount outstanding at any month end	134,293	253,219	244,686
Average amount outstanding	$ 114,639	$ 177,599	$ 232,815
Weighted average interest rate, For the year	0.88%	0.42%	0.39%
Weighted average interest rate, As of year end	0.86%	0.86%	0.37%